Other Financial Information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Interest and Debt Expense [Abstract]
Incurred, Debt		$ 64.4	[1]	$ 12.2	[1]	$ 0.3
Incurred, Other	[1]	1.1
Incurred, Total		65.5	[1]	12.2	[1]	0.3
Capitalized	[1]	(31.6)		(6.9)
Expensed	[1]	33.9		5.3		0.3
Other Income [Abstract]
Interest income		0.2	[1]	0.1	[1]	0.2
Co-venturer contractual make-whole payments	[1]	5.2
Total other income	[1]	$ 5.4		$ 0.1		$ 0.2

[1]	Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.